Leases	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Leases
10.
Leases

During the year ended December 31, 2024, the Company entered into agreements to lease, for a term of six years, 15 rural properties consisting of a total area of approximately 4.2 square miles, which primarily will be used for the sites of dry stacked tailings piles. Each of these lease agreements also provides the Company with a right of first refusal to purchase the applicable leased property in the event of a sale of such property. The Company recognized a right-of-use asset and a lease liability of $778,479, in aggregate, on inception of the leases. During the year ended December 31, 2025, the Company purchased one of the rural properties and recorded a disposal of the related leased asset and the acquisition of land included in property, plant and equipment. See Note 9.

	Cost	Amortization	Balance
Balance, December 31, 2023	$—	$—	$—
Additions	737,506	(75,777)	661,729
Effect of foreign exchange	—	(133,867)	(133,867)
At December 31, 2024	$737,506	$(209,644)	$527,862
Additions	40,973	(119,380)	(78,407)
Disposal	(14,529)	—	(14,529)
Effect of foreign exchange	—	61,150	61,150
At December 31, 2025	$763,950	$(267,874)	$496,076

Lease liabilities are measured at the present value of the lease payments that are not paid at the statement of financial position date. Lease payments are apportioned between interest expenses and a reduction of the lease liability using the Company’s incremental borrowing rate of 12.75% to achieve a constant rate of interest on the remaining balances of the liabilities. For the year ended December 31, 2025, the Company recognized $83,862 (year ended December 31, 2024 - $55,795) in interest expense related to its lease liabilities, capitalized to exploration and evaluation assets.

A reconciliation of the lease liabilities for the year ended December 31, 2025 and 2024 is as follows:

	December 31, 2025	December 31, 2024
Balance, beginning of year	$605,605	$—
Acquisition of lease	—	737,506
Lease amendment	40,973	—
Disposal	(16,983)	—
Cash outflows	(229,906)	(42,289)
Finance costs	83,862	55,795
Effect of foreign exchange	70,598	(145,407)

Balance, end of year	$554,149	$605,605

	December 31, 2025	December 31, 2024
Lease Liability - current	$99,975	$70,305
Lease Liability - non-current	454,174	535,300
	$554,149	$605,605